Investments in Associates and Joint Ventures - Summary of Reconciliation To Carrying Amount of Investment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [Line Items]
Share of equity attributable to Sanofi	€ (58,089)	€ (57,554)	€ (58,049)
Goodwill	40,264	40,287	39,557
Carrying amount of the investment in Regeneron	€ 2,863	€ 2,890	€ 2,676
Regeneron [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [Line Items]
Percentage of interest in associate	22.00%	22.00%	22.00%
Share of equity attributable to Sanofi	€ 1,193	€ 1,084	€ 1,012
Goodwill	810	835	779
Fair value remeasurements of assets and liabilities at the acquisition date	938	1,065	1,039
Other items	(429)	(436)	(585)
Carrying amount of the investment in Regeneron	€ 2,512	€ 2,548	€ 2,245